OTHER LIABILITIES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Other Liabilities [Abstract]
Restructuring expenses	$ 7	$ 42	$ 19	$ 78